Fees and Expenses	Apr. 30, 2025
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.72%	0.72%
Distribution (12b-1) Fees	None	None
Other Expenses	10.03%	10.12%
Total Annual Fund Operating Expenses	10.75%	10.84%
Fee Waiver and/or Expense Reimbursement(b)	(9.88)%	(9.88)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	0.87%	0.96%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2026 to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.87% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.87% for Institutional Class due to sub-accounting expenses of 0.09%.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$89	$98
3 Years	$2,201	$2,224
5 Years	$4,077	$4,108
10 Years	$7,901	$7,938

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$89	$98
3 Years	$2,201	$2,224
5 Years	$4,077	$4,108
10 Years	$7,901	$7,938

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
Baillie Gifford Developed EAFE All Cap Fund - Institutional & K Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.52%	0.52%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.13%	0.20%
Total Annual Fund Operating Expenses(c)	0.65%	0.72%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Other Expenses for Institutional Class differ due to sub-accounting expenses.

(c)  Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund, starting April 30, 2025 and continuing until April 30, 2026, to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. No fee waiver was in effect during the Fund's fiscal year ended December 31, 2024, and even if the fee waiver described in this footnote had been in effect during such period, it would not have reduced the Total Annual Fund Operating Expenses set forth in the table above for either share class.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$66	$74
3 Years	$208	$230
5 Years	$362	$401
10 Years	$810	$894

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$66	$74
3 Years	$208	$230
5 Years	$362	$401
10 Years	$810	$894

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
Baillie Gifford EAFE Plus All Cap Fund - Institutional & K Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.52%	0.52%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.14%	0.15%
Total Annual Fund Operating Expenses(c)	0.66%	0.67%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Other Expenses for Institutional Class differ due to sub-accounting expenses.

(c)  Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund, starting April 30, 2025 and continuing until April 30, 2026, to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. No fee waiver was in effect during the Fund's fiscal year ended December 31, 2024, and even if the fee waiver described in this footnote had been in effect during such period, it would not have reduced the Total Annual Fund Operating Expenses set forth in the table above for either share class.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$67	$68
3 Years	$211	$214
5 Years	$368	$373
10 Years	$822	$835

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$67	$68
3 Years	$211	$214
5 Years	$368	$373
10 Years	$822	$835

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.69%	0.69%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.10%	0.18%
Total Annual Fund Operating Expenses	0.79%	0.87%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Other Expenses for Institutional Class differ due to sub-accounting expenses.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$81	$89
3 Years	$252	$278
5 Years	$439	$482
10 Years	$978	$1,073

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$81	$89
3 Years	$252	$278
5 Years	$439	$482
10 Years	$978	$1,073

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the

Fund's most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.72%	0.72%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	23.46%	23.46%
Total Annual Fund Operating Expenses	24.18%	24.18%
Fee Waiver and/or Expense Reimbursement(c)	(23.31)%	(23.31)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.87%	0.87%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Other Expenses for Institutional Class are expected to be higher than those of Class K in the future since Institutional Class is expected to bear sub-accounting expenses.

(c)  Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2026 to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.87% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement are expected to exceed 0.87% for Institutional Class in the future due to sub-accounting expenses.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$89	$89
3 Years	$4,205	$4,205
5 Years	$6,894	$6,894
10 Years	$10,211	$10,211

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$89	$89
3 Years	$4,205	$4,205
5 Years	$6,894	$6,894
10 Years	$10,211	$10,211

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.57%	0.57%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.08%	0.18%
Total Annual Fund Operating Expenses	0.65%	0.75%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Other Expenses for Institutional Class differ due to sub-accounting expenses.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$66	$77
3 Years	$208	$240
5 Years	$362	$417
10 Years	$810	$930

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$66	$77
3 Years	$208	$240
5 Years	$362	$417
10 Years	$810	$930

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may lead to higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Baillie Gifford International Alpha Fund - Institutional Class & K Class Prospectus | Baillie Gifford International Alpha Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.51%	0.51%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.08%	0.17%
Total Annual Fund Operating Expenses	0.59%	0.68%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Other Expenses for Institutional Class differ due to sub-accounting expenses.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$60	$69
3 Years	$189	$218
5 Years	$329	$379
10 Years	$738	$847

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$60	$69
3 Years	$189	$218
5 Years	$329	$379
10 Years	$738	$847

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Baillie Gifford International Concentrated Growth Equities Fund - Institutional & K Class Prospectus | Baillie Gifford International Concentrated Growth Equities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.57%	0.57%
Distribution (12b-1) Fees	None	None
Other Expenses	0.33%	0.42%
Total Annual Fund Operating Expenses	0.90%	0.99%
Fee Waiver and/or Expense Reimbursement(b)	(0.18)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	0.72%	0.81%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2026 to the extent that such Fund's Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.72% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.72% for Institutional Class due to sub-accounting expenses of 0.09%.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$74	$83
3 Years	$269	$297
5 Years	$481	$530
10 Years	$1,091	$1,197

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$74	$83
3 Years	$269	$297
5 Years	$481	$530
10 Years	$1,091	$1,197

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.51%	0.51%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.06%	0.14%
Total Annual Fund Operating Expenses	0.57%	0.65%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Other Expenses for Institutional Class differ due to sub-accounting expenses.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$58	$66
3 Years	$183	$208
5 Years	$318	$362
10 Years	$714	$810

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$58	$66
3 Years	$183	$208
5 Years	$318	$362
10 Years	$714	$810

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
Baillie Gifford International Smaller Companies Fund - Institutional & Class K Prospectus | Baillie Gifford International Smaller Companies Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.75%	0.75%
Distribution (12b-1) Fees	None	None
Other Expenses	1.81%	1.91%
Total Annual Fund Operating Expenses	2.56%	2.66%
Fee Waiver and/or Expense Reimbursement(b)	(1.66)%	(1.66)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	0.90%	1.00%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2026 to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.90% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.90% for Institutional Class due to sub-accounting expenses of 0.10%.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$92	$102
3 Years	$638	$668
5 Years	$1,211	$1,261
10 Years	$2,771	$2,870

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$92	$102
3 Years	$638	$668
5 Years	$1,211	$1,261
10 Years	$2,771	$2,870

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	18.00%
Baillie Gifford Long Term Global Growth Fund - Institutional & K Class Prospectus | Baillie Gifford Long Term Global Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.62%	0.62%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.08%	0.18%
Total Annual Fund Operating Expenses	0.70%	0.80%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Other Expenses for Institutional Class differ due to sub-accounting expenses.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$72	$82
3 Years	$224	$255
5 Years	$390	$444
10 Years	$871	$990

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$72	$82
3 Years	$224	$255
5 Years	$390	$444
10 Years	$871	$990

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class K	Institutional Class
None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses	0.75%	0.85%
Total Annual Fund Operating Expenses	1.25%	1.35	%(b)
Fee Waiver and/or Expense Reimbursement(c)	(0.60)%	(0.60)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.65%	0.75%

(a)  The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited.

(b)  Total Annual Fund Operating Expenses for the year ended December 31, 2024 do not match the financial statements due to rounding.

(c)  Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2026 to the extent that such Fund's Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.65% for Institutional Class due to sub-accounting expenses of 0.10%.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class K	Institutional Class
1 Year	$66	$77
3 Years	$337	$368
5 Years	$629	$682
10 Years	$1,458	$1,572

Expense Example, No Redemption [Table]
	Class K	Institutional Class
1 Year	$66	$77
3 Years	$337	$368
5 Years	$629	$682
10 Years	$1,458	$1,572

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class 2	Class 3	Class 4		Class 5
Advisory Fees	0.35%	0.35%	0.35%		0.35%
Service Fees(a)	0.17%	0.10%	0.07%		0.02%
Other Expenses	0.13%	0.13%	0.13	%(b)	0.13	%(b)
Total Annual Fund Operating Expenses(c)	0.65%	0.58%	0.55%		0.50%

(a)  Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below.

(b)  Classes 4 and 5 were unfunded as of December 31, 2024. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

(c)  Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund, starting April 30, 2025 and continuing until April 30, 2026, to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for Class 4 shares, and 0.52% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. No fee waiver was in effect during the Fund's fiscal year ended December 31, 2024, and even if the fee waiver described in this footnote had been in effect during such period, it would not have reduced the Total Annual Fund Operating Expenses set forth in the table above for any share class.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$66	$59	$56	$52
3 Years	$208	$186	$176	$164
5 Years	$362	$324	$307	$285
10 Years	$810	$726	$689	$640

Expense Example, No Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$66	$59	$56	$52
3 Years	$208	$186	$176	$164
5 Years	$362	$324	$307	$285
10 Years	$810	$726	$689	$640

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
Baillie Gifford EAFE Plus All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Annual Fund Operating Expenses [Table]
	Class 2	Class 3	Class 4		Class 5
Advisory Fees	0.35%	0.35%	0.35%		0.35%
Service Fees(a)	0.17%	0.10%	0.07%		0.02%
Other Expenses	0.14%	0.14%	0.14	%(b)	0.14	%(b)
Total Annual Fund Operating Expenses(c)	0.66%	0.59%	0.56%		0.51%

(a)  Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below.

(b)  Classes 4 and 5 were unfunded as of December 31, 2024. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

(c)  Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund, starting April 30, 2025 and continuing until April 30, 2026, to the extent that the Fund's Total Annual Fund Operating Expenses (excluding taxes and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for Class 4 shares, and 0.52% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. No fee waiver was in effect during the Fund's fiscal year ended December 31, 2024, and even if the fee waiver described in this footnote had been in effect during such period, it would not have reduced the Total Annual Fund Operating Expenses set forth in the table above for any share class.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$67	$60	$57	$52
3 Years	$211	$189	$169	$164
5 Years	$368	$329	$290	$285
10 Years	$822	$738	$645	$640

Expense Example, No Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$67	$60	$57	$52
3 Years	$211	$189	$169	$164
5 Years	$368	$329	$290	$285
10 Years	$822	$738	$645	$640

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.52%	0.52%	0.52%	0.52%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.79%	0.72%	0.69%	0.64%

(a)  Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$81	$74	$70	$65
3 Years	$252	$230	$221	$205
5 Years	$439	$401	$384	$357
10 Years	$978	$894	$859	$798

Expense Example, No Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$81	$74	$70	$65
3 Years	$252	$230	$221	$205
5 Years	$439	$401	$384	$357
10 Years	$978	$894	$859	$798

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
Baillie Gifford Global Alpha Equities Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class 2	Class 3		Class 4	Class 5
Advisory Fees	0.40%	0.40%		0.40%	0.40%
Service Fees(a)	0.17%	0.10%		0.07%	0.02%
Other Expenses	0.08%	0.08	%(b)	0.08%	0.08	%(b)
Total Annual Fund Operating Expenses	0.65%	0.58%		0.55%	0.50%

(a)  Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below

(b)  Classes 3 and 5 were unfunded as of December 31, 2024. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$66	$59	$56	$51
3 Years	$208	$186	$176	$160
5 Years	$362	$324	$307	$280
10 Years	$810	$726	$689	$628

Expense Example, No Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$66	$59	$56	$51
3 Years	$208	$186	$176	$160
5 Years	$362	$324	$307	$280
10 Years	$810	$726	$689	$628

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may lead to higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Baillie Gifford International Alpha Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.34%	0.34%	0.34%	0.34%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.59%	0.52%	0.49%	0.44%

(a)  Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$60	$53	$50	$45
3 Years	$189	$167	$157	$141
5 Years	$329	$291	$274	$246
10 Years	$738	$653	$616	$555

Expense Example, No Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$60	$53	$50	$45
3 Years	$189	$167	$157	$141
5 Years	$329	$291	$274	$246
10 Years	$738	$653	$616	$555

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Baillie Gifford International Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.34%	0.34%	0.34%	0.34%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.57%	0.50%	0.47%	0.42%

(a)  Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$58	$51	$48	$43
3 Years	$183	$160	$151	$135
5 Years	$318	$280	$263	$235
10 Years	$714	$628	$591	$530

Expense Example, No Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$58	$51	$48	$43
3 Years	$183	$160	$151	$135
5 Years	$318	$280	$263	$235
10 Years	$714	$628	$591	$530

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
Baillie Gifford Long Term Global Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees [Table]
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class 2	Class 3		Class 4		Class 5
Advisory Fees	0.45%	0.45%		0.45%		0.45%
Service Fees(a)	0.17%	0.10%		0.07%		0.02%
Other Expenses	0.08%	0.08	%(b)	0.08	%(b)	0.08	%(b)
Total Annual Fund Operating Expenses	0.70%	0.63%		0.60%		0.55%

(a)  Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below.

(b)  Classes 3, 4, and 5 were unfunded as of December 31, 2024. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$72	$64	$61	$56
3 Years	$224	$202	$192	$176
5 Years	$390	$351	$335	$307
10 Years	$871	$786	$750	$689

Expense Example, No Redemption [Table]
	Class 2	Class 3	Class 4	Class 5
1 Year	$72	$64	$61	$56
3 Years	$224	$202	$192	$176
5 Years	$390	$351	$335	$307
10 Years	$871	$786	$750	$689

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%